23. Financial Risks (Details) - CAD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Details
Cash	$ 3,840,880	$ 23,792,408	$ 318,844
Total Current Liabilities	$ 3,883,529	$ 1,780,877	$ 1,374,819